Document and Entity Information	Jan. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2023
Entity Registrant Name	ViewRay, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37725
Entity Tax Identification Number	42-1777485
Entity Address, Address Line One	1099 18th Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80210
City Area Code	440
Local Phone Number	703-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001597313
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VRAY
Security Exchange Name	NASDAQ